Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2020 £’000	2019 £’000
Trade receivables	£60,474	£47,928
Prepayments	6,779	5,734
Accrued income	8,694	7,019
Research and development tax credit	3,688	2,088
Other receivables	2,979	3,148
Total trade and other receivables	£82,614	£65,917
Trade receivables and accrued income represent client contract assets. Other than the expected credit loss allowance discussed above, and business-as-usual movements there were no significant changes in contract assets during the year.

	2020 £’000	2019 £’000
Trade receivables - gross	£64,058	£48,365
Expected credit loss allowance	(3,584)	(437)
Trade receivables - net	£60,474	£47,928